                                              Supplement to Prospectus Dated May 1, 2006
                                                  Supplement dated November 20, 2006

Supplement  dated November 20, 2006 to the May 1, 2006 Prospectus for the following  annuity  product:  American  Skandia XTra CreditSM
SIX, as previously supplemented (the "Prospectus").

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If you would like  another  copy of the current  Prospectus,  please  contact  American
Skandia at 1-800-752-6342.

We are issuing this supplement to describe in the Prospectus a new living benefit  program,  a change to the CDSC schedule with respect to American  Skandia XTra Credit SIX and certain changes to the underlying  mutual funds and the maximum charge with respect to certain optional benefits.  These changes will be effective on or about November 20, 2006, unless specifically stated otherwise.

1.       MAXIMUM CHARGES FOR CERTAIN OPTIONAL BENEFITS

In the Summary of Contract Fees and Charges section of the prospectus, we revise the line items pertaining to GRO Plus, Guaranteed
Minimum Income Benefit Option, Guaranteed Minimum Withdrawal Benefit Option, Highest Daily Value Death Benefit Option, and
Combination 5% Roll-up and HAV Death Benefit Option to read as follows:

                                                                                                            TOTAL ANNUAL CHARGE
                                                                               OPTIONAL BENEFIT FEE/                for
                                                                                       CHARGE                     ASXT6*
     GUARANTEED RETURN OPTION PLUSSM (GRO PlusSM )/GUARANTEED RETURN OPTION
                                                                             (0.75% maximum)***           1.90% in Annuity Years
                                                                             0.25% currently of           1-10; 0.90% in Annuity
                                                                             average daily net assets       Years 11 and later;
                                                                             of the Sub-accounts          1.65% for Qualified BCO
     GUARANTEED MINIMUM INCOME BENEFIT OPTION (GMIB)**
                                                                             (1.00% maximum)***           1.65% in Annuity Years
                                                                             0.50% currently per year     1-10; 0.65% in Annuity
                                                                             of the average Protected    Years 11 and later PLUS;
                                                                             Income Value during each        0.50% per year of
                                                                             year; deducted annually     average Protected Income
                                                                             in arrears each Annuity               Value
                                                                             Year
     GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION (GMWB)**
                                                                             (1.00% maximum)***           2.00% in Annuity Years
                                                                             0.35% currently of           1-10; 1.00% in Annuity
                                                                             average daily net assets       Years 11 and later
                                                                             of the Sub-accounts
     HIGHEST DAILY VALUE DEATH BENEFIT (HDV)**
                                                                             (1.00% maximum)***           2.15% in Annuity Years
                                                                             0.50% currently of           1-10; 1.15% in Annuity
                                                                             average daily net assets       Years 11 and later;
                                                                             of the Sub-accounts                   1.75%
     COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT**
                                                                             (1.00% maximum)***           2.15% in Annuity Years
                                                                             0.50% currently of           1-10; 1.15% in Annuity
                                                                             average daily net assets       Years 11 and later;
                                                                             of the Sub-accounts
     * The Total Annual Charge  includes the Insurance  Charge and  Distribution  Charge (if applicable)  assessed  against the average daily net assets  allocated to the  Sub-accounts.  If you elect more than one optional  benefit,  the Total Annual Charge would be increased to include the charge for each optional benefit.
     ** These optional benefits are not available under the Qualified BCO.
     ***We reserve the right to increase the charge for this benefit up to a maximum amount  indicated upon a step-up or reset,  or for the election of the benefit.

2.       NEW INSURANCE FEATURE

     We are adding the Highest Daily Lifetime FiveSM Income Benefit ("Highest Daily Lifetime Five"), that guarantees until the death of a single designated life the ability to withdraw an annual amount equal to a percentage of an initial principal value regardless of the impact of market performance on the Account Value.  As a result, the following revisions are made to the
     Prospectus:

A.       We revise the Glossary of Terms section as follows:

o        We add a definition  for "Benefit Fixed Rate Account",  that reads as follows:  "An investment  option offered as part of this
         Annuity that is used only if you have elected the optional  Highest  Daily  Lifetime Five  Benefit.  Amounts  allocated to the
         Benefit  Fixed Rate  Account  earn a fixed rate of  interest,  and are held within our general  account.  You may not allocate purchase  payments to the Benefit Fixed Rate Account.  Rather,  Account Value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit."
o        We add a definition for "Highest Daily Lifetime Five Benefit" that reads as follows: "An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the
         Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value."

     B.  The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES" table in the "Summary of Contract Fees and Charges" section of the Prospectus:

                                                                 OPTIONAL BENEFIT FEE/CHARGE             TOTAL ANNUAL CHARGE
                                                                                                              For XT6*
     LIFETIME FIVE***
                                                              (1.50% maximum)** 0.60% currently     2.25% in Annuity Years 1-10;
                                                                of average daily net assets of      1.25% in Annuity Years 11 and
                                                                       the Sub-accounts                         later
     SPOUSAL LIFETIME FIVE***
                                                              (1.50% maximum)** 0.75% currently     2.40% in Annuity Years 1-10;
                                                                of average daily net assets of      1.40% in Annuity Years 11 and
                                                                       the Sub-accounts                         later
     HIGHEST DAILY LIFETIME FIVE***
                                                              (1.50% maximum)** 0.60% currently     2.25% in Annuity Years 1-10;
                                                                of average daily net assets of      1.25% in Annuity Years 11 and
                                                                       the Sub-accounts                         later
     * The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
     **In our  original  state  filings for each of these  benefits,  we set forth  maximum  charges  that we now are in the process of amending.  Specifically,  we have commenced  filings with the states to establish the 1.50% maximum charge  depicted above - - for both existing contracts and new-issue  contracts.  As contemplated by those filings,  we have the right to increase the charge for each of these  benefits up to the 1.50% maximum upon a step-up,  or for a new election of each such benefit.  However,  we have no present intention of increasing the charges for those benefits to that maximum level.
     *** This optional  benefit is not available under the Qualified BCO, and Highest Daily Lifetime Five is currently not available in
New York.

     C.  The Highest Daily Lifetime Five program is not available if you elect any other optional living benefit, therefore all references in the Prospectus that reflect the availability of the optional living benefits are revised accordingly.

     D.  The following description of the new optional living benefit is added as the last section under "Living Benefit Programs" in the Prospectus:

HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(HIGHEST DAILY LIFETIME FIVE)
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The Highest Daily Lifetime Five program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five.  Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five.  Specifically, you will be permitted to elect Lifetime Five or Spousal Lifetime Five only on an anniversary of the Issue Date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was
terminated.  We reserve the right to further limit the election frequency in the future.   The income benefit under Highest Daily
Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired.  The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit).  As long as your Highest Daily Lifetime Five
Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s)
with this program.
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We offer a benefit  that  guarantees  until the death of the single  designated  life the  ability to  withdraw  an annual  amount (the
"Highest  Daily  Life  Income  Benefit")  equal to a  percentage  of an initial  principal  value (the  "Protected  Withdrawal  Value")
regardless of the impact of market  performance on the Account Value,  subject to our program rules  regarding the timing and amount of withdrawals.  The benefit may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity,  and wish to ensure that market  performance  will not affect your ability to receive annual  payments.  You are not required to make withdrawals as part of the program  -- the  guarantees  are not lost if you  withdraw  less than the  maximum  allowable  amount  each year under the rules of the benefit.  We discuss Highest Daily Lifetime Five in greater detail immediately  below. In addition,  please see the Glossary section of this  prospectus for definitions of some of the key terms used with this benefit.  As discussed  below, we require that you participate in our asset transfer  program in order to participate  in Highest Daily  Lifetime Five, and in the Appendices to this  prospectus,  we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Protected Withdrawal Value, which is an amount that is distinct from Account Value.  Protected Withdrawal Value is used to determine the Highest Daily Annual Income Amount - - which is an amount that you can take out annually as a withdrawal for your entire life.  Because each of the Protected Withdrawal Value and
Highest Daily Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account
Value to fall to zero, even though the Highest Daily Annual Income Amount remains.  You are guaranteed to be able to withdraw the
Highest Daily Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Highest Daily Annual Income Amount.  Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Highest Daily Annual Income Amount also was reduced to zero.
In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE-- Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of the annual payments under the Highest Daily Life Income Benefit.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five.  On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value.  Specifically, on each such business day (the "Current Valuation Day"), the Protected
Withdrawal Value is equal to the greater of:

o        the Protected Withdrawal Value for the immediately preceding business day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation
                Day (i.e., one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit with respect to
                XT6) made on the Current Valuation Day; and
o        the Account Value.

We cease these daily calculations of the Protected Withdrawal Value when you make your first withdrawal.  However, as discussed below, subsequent Purchase Payments (and any associated credits for XT6 only) will increase the amount we guarantee to pay annually under the Highest Daily Life Income Benefit (the "Highest Daily Annual Income Amount"), while "excess" withdrawals (as described below) may decrease the Highest Daily Annual Income Amount.

KEY FEATURE-- Highest Daily Annual Income Amount under the Highest Daily Lifetime Five Benefit
The initial Highest Daily Annual Income Amount is equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime
Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the
Highest Daily Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.  If your cumulative withdrawals are in excess of the Highest Daily Annual Income Amount ("Excess Income"), your Highest Daily Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below).  Reductions include the actual amount of the withdrawal, including any CDSC that may apply.  A Purchase Payment that you make will increase the then-existing Highest Daily Annual
Income Amount by an amount equal to 5% of the Purchase Payment (including, with respect to XT6, the amount of any associated
Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit.  As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Highest Daily Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary after your first withdrawal, we identify the Account Value on the business days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and  (iii) falls within the immediately preceding Annuity Year.  If the end of any such quarter falls on a holiday or a weekend, we use the next business day.  We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values.  If the highest of those values exceeds the existing Highest Daily Annual Income Amount, we replace the existing amount with the new, higher amount.
Otherwise, we leave the existing Highest Daily Annual Income Amount intact.  In later years, (i.e., after the first Annuity
Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Highest Daily Annual Income Amount, the charge for Highest Daily Lifetime Five has changed, you may be subject to the new charge at the time of such step-up.  Prior to increasing your charge for Highest Daily
Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature.

The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Highest Daily Annual Income Amount.  Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest
Daily Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Highest Daily Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Highest Daily Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Highest Daily Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Step-Up are set forth below.  The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges.  Assume the following for all three examples:

|X|      The Issue Date is December 1, 2006
|X|      On May 2, 2007, the client elects Highest Daily Lifetime Five and takes the first withdrawal under the benefit on the same day.

Dollar-for-dollar reductions
On May 2, 2007, the Protected Withdrawal Value is $120,000, resulting in a Highest Daily Annual Income Amount of $6,000 (5% of
$120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Highest Daily Annual Income Amount for that
Annuity Year (up to and including December 1, 2007) is $3,500.  This is the result of a dollar-for-dollar reduction of the Highest
Daily Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000.  The first $3,500 of this withdrawal reduces the Highest Daily Annual Income Amount for that Annuity
Year to $0.  The remaining withdrawal amount -- $1,500 - reduces the Highest Daily Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal.
(Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Highest
Daily Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                            $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Account Value immediately before excess withdrawal of $1,500               $106,500.00

Excess withdrawal amount                                                     $1,500.00
Divided by Account Value immediately before excess withdrawal              $106,500.00
Ratio                                                                            1.41%

Annual Income Amount                                                         $6,000.00
Less ratio of 1.41%                                                            -$84.51
Annual Income Amount for future Annuity Years                                $5,915.49

Highest Quarterly Step-Up

On each Annuity Anniversary date, the Highest Daily Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase
Payments, is higher than the Highest Daily Annual Income Amount, also adjusted for excess withdrawals and additional Purchase
Payments.

Continuing the same example as above, the Highest Daily Annual Income Amount for this Annuity Year is $6,000.  However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above).  For the next Annuity Year, the Highest Daily
Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than
$5,915.49.  Here are the calculations for determining the quarterly values.  Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                                           Highest Quarterly Value    Adjusted Highest Daily Annual
                                                            (adjusted with withdrawal     Income Amount (5% of the
           Date*                   Account value            and Purchase Payments)**      Highest Quarterly Value)
June 1, 2007                        $118,000.00                  $118,000.00                    $5,900.00
August 6, 2007                      $120,000.00                  $112,885.55                    $5,644.28
September 1, 2007                   $112,000.00                  $112,885.55                     $5,644.28
December 1, 2007                    $119,000.00                  $119,000.00                    $5,950.00
*In this example, the Annuity Anniversary date is December 1.  The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1.  In this example, we do not use the March 1 date as the first withdrawal took place after March 1.  The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Highest Daily
Annual Income Amount of $5,900.00.  This amount is adjusted on August 6 to reflect the $5,000 withdrawal.  The calculations for the adjustments are:
|X|      The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Highest Daily
         Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
|X|      This amount  ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
         $112,885.55.
The adjusted  Highest Daily Annual  Income Amount is carried  forward to the next  quarterly  anniversary  date of September 1. At this time,  we compare this amount to 5% of the Account  Value on September 1. Since the June 1 adjusted  Highest Daily Annual Income Amount of  $5,644.28  is higher than  $5,600.00  (5% of  $112,000),  we continue to carry  $5,644.28  forward to the next and final  quarterly anniversary  date of  December 1. The Account  Value on  December 1 is $119,000  and 5% of this amount is $5,950.  Since this is higher than $5,644.28, the adjusted Highest Daily Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00.  Since this amount is higher than the current year's Highest Daily Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Highest Daily Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Highest Daily Annual Income Amount and amounts are still payable under the Highest Daily Life Income Benefit, we will make an additional payment, if any, for that Annuity Year equal to the remaining Highest Daily Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Highest Daily Annual Income Amount would be payable even though your
         Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Highest Daily Annual Income
         Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Highest Daily
         Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Highest Daily Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

            (1) apply your Account Value to any Annuity option available; or
            (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Highest
            Daily Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

            (1) the present value of the future Highest Daily Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
            (2) the Account Value.

o        If no withdrawal was ever taken, we will determine the Protected Withdrawal Value and calculate the Highest Daily Annual
         Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime Five program is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five program does not directly affect the Account
         Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
         Daily Lifetime Five benefit.  The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Highest Daily Annual Income Amount in the form of periodic benefit payments.  You must allocate your Account Value in accordance with the then available investment option(s)
         that we may permit in order to elect and maintain the Highest Daily Lifetime Five benefit.

Election of and Designations under the Program
For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant.  In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five.  Similarly, any change of
Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity.  However, with respect to XT6, you may elect this benefit at the time you purchase your Annuity only if the CDSC schedule for XT6 Annuities issued on or after November 20, 2006 applies. (See "Summary of Contract Fees and Charges" section of the Prospectus and section 2 of this Supplement).  We also offer existing owners (i.e., those who have already acquired their Annuity) the option to elect Highest Daily Lifetime Five after the Issue
Date, subject to our eligibility rules and restrictions.  However, for existing Owners of XT6 whose Annuities are subject to the CDSC schedule for Annuities issued prior to November 20, 2006, this benefit may only be elected on or after the first anniversary of the
Issue Date.

Currently, if you terminate the Highest Daily Lifetime Five benefit, you will (a) not be permitted to re-elect the benefit and (b)
will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated.  We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. We reserve the right to further limit the frequency election in the future. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the designated life (v) if both the Account Value and Highest Daily Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit.  With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five.  For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts".  A list of the Permitted
Sub-accounts appears in the application form that you must submit to us in order to elect this benefit. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to that Account.  The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable sub-accounts for Highest Daily Lifetime
Five.  The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Account  Value  daily and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement for this benefit (and also appears in the Appendices to this prospectus).  Speaking  generally,  the formula,  which we apply each business day, operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount.  Then, using our actuarial tables,  based on paying you the  projected  Highest  Daily Annual Income Amount each year for the rest of your life, we produce an estimate of the total amount of our  obligation.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have already made a  withdrawal,  your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up  implemented according  to the step-up  formula  described  above.  Next,  the formula  subtracts  from the Target Value the amount held within the
 Benefit  Fixed Rate  Account on that day, and divides  that  difference  by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target Value that is not offset by amounts held within the Benefit  Fixed Rate
 Account,  is  called  the  "Target  Ratio"  or "r".  If the  Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means essentially  that too much Target Value is not offset by assets within the Benefit Fixed Rate Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur.

 As you can glean from the formula,  a downturn in the  securities  markets  (i.e., a reduction in the amount held within the Permitted
 Sub-accounts)  may cause us to  transfer  some of your  variable  Account  Value to the Benefit  Fixed Rate  Account,  because  such a reduction  will tend to increase the Liability  Ratio.  Moreover,  certain  market return  scenarios  involving  "flat" returns over a period of time also could  result in the transfer of money to the Benefit  Fixed Rate  Account.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance  amounts held in the Permitted  Sub-accounts and the Benefit Fixed Rate
 Account so that the Target Ratio meets a target,  which  currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  contracts  that elect Highest Daily  Lifetime Five and existing  contracts  that elect
 Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily
Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
         Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account.
         The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the
Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account.

Additional Tax Considerations for Qualified Contracts
If you purchase an annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section  401(a),  the minimum  distribution  rules under the Code require that you begin  receiving periodic amounts from your annuity  beginning after age 70 1/2. For a Tax Sheltered  Annuity or a 401(a) plan for which the participant is not a greater than 5 percent  owner of the employer,  this  required  beginning  date can  generally be deferred to  retirement,  if later.  Roth IRAs are not  subject to these  rules  during the  owner's  lifetime.  The amount  required  under the Code may exceed the
Highest  Daily Annual  Income  Amount,  which will cause us to increase the Highest Daily Annual Income Amount in any Annuity Year that required  minimum  distributions  due from your  Annuity that are greater than such  amounts.  In addition,  the amount and duration of payments  under the annuity  payment and death  benefit  provisions  may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

3.       CHANGE TO THE CDSC SCHEDULE WITH RESPECT TO XT6

A.       The list of the  "CONTINGENT  DEFERRED  SALES CHARGES FOR EACH ANNUITY" in the "Summary of Contract Fees and Charges"  section of the Prospectus is replaced with the following with regard to XT6:

                                For Annuities issued prior to November 20, 2006, the following schedule applies:

        -------------------------------------------------------------------------------------------------------------------------------
                                                                     XT6
        -------------------------------------------------------------------------------------------------------------------------------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           Yr.1         Yr.2        Yr.3       Yr. 4      Yr. 5      Yr. 6       Yr. 7      Yr. 8      Yr. 9      Yr. 10     Yr. 11+
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           9.0%         9.0%        8.5%       8.0%       7.0%        6.0%       5.0%       4.0%        3.0%       2.0%        0.0%
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------

             For Annuities issued on or after November 20, 2006, (subject to state availability), the following schedule applies*:

        -------------------------------------------------------------------------------------------------------------------------------
                                                                     XT6
        -------------------------------------------------------------------------------------------------------------------------------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           Yr.1         Yr.2        Yr.3       Yr. 4      Yr. 5      Yr. 6       Yr. 7      Yr. 8      Yr. 9      Yr. 10     Yr. 11+
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           9.0%         9.0%        8.0%       7.0%       6.0%        5.0%       4.0%       3.0%        2.0%       1.0%        0.0%
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
       * In jurisdictions that have not yet approved this schedule, the schedule for Annuities issued prior to November 20, 2006 will apply.

B.       Under the "Expense Examples" section of the Prospectus, we add a parenthetical after XT6 stating "(CDSC schedule for
Annuities issued before November 20, 2006)".  In addition, we add a new line item as follows:

-------------------- ------------------------------------- ------------------------------------- --------------------------------------
                     IF YOU SURRENDER YOUR ANNUITY AT      IF YOU ANNUITIZE YOUR ANNUITY AT      IF YOU DO NOT SURRENDER YOUR ANNUITY:
                     THE END OF THE APPLICABLE TIME        THE END OF THE APPLICABLE TIME
                     PERIOD:                               PERIOD:
-------------------- ------------------------------------- ------------------------------------- --------------------------------------
-------------------- --------- -------- --------- -------- --------- -------- --------- -------- --------- -------- --------- ---------
XT6 (CDSC schedule    $1,479   $2,599    $3,602   $6,025     N/A       N/A     $3,026   $5,929     $615    $1,831    $3,026    $5,929
for Annuities
issued on or after
November 20, 2006)
-------------------- --------- -------- --------- -------- --------- -------- --------- -------- --------- -------- --------- ---------

C.       We revise Appendix F of the Prospectus entitled "Selecting the Variable Annuity That's Right for You" as follows:

We revise the entry entitled "Withdrawal Charge Schedule" as follows: (9%,9%,8%,7%,6%,5%,4%,3%,2%,1% for Annuities issued on or after
November 20, 2006), and (9%, 9%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3% 2% for Annuities issued prior to November 20, 2006).

The 0 percent and 6 percent Gross Rate of Return columns for Xtra Credit SIX assume the CDSC applicable to such Annuities sold prior to November 20, 2006.  In addition to those hypothetical values, we add these values, for Xtra Credit SIX Annuities sold on or after
November 20, 2006, which are subject to a different CDSC schedule:

0% Gross Rate of Return

----------- ------------------------ ----------------------- ------------------------ -----------------------
                    APEX II                 ASAP III             Xtra Credit SIX              ASL II
----------- ------------------------ ----------------------- ------------------------ -----------------------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
             Contract    Surrender    Contract   Surrender    Contract    Surrender    Contract   Surrender
    Yr        Value        Value       Value       Value        Value       Value       Value       Value
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    1       96,942      88,442       97,335      88,835      103,243      94,243      96,942      96,942
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    2       93,936      85,936       94,700      87,700      100,044      91,044      93,936      93,936
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    3       91,021      84,021       92,136      85,636      96,942       88,942      91,021      91,021
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    4       88,197      82,197       89,640      83,640      93,936       86,936      88,197      88,197
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    5       85,458      85,458       87,211      82,211      91,022       85,022      85,458      85,458
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    6       85,470      85,470       85,333      81,333      88,197       83,197      82,804      82,804
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    7       82,815      82,815       83,019      80,019      85,458       81,458      80,231      80,231
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    8       80,242      80,242       80,767      78,767      82,804       79,804      77,737      77,737
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    9       77,748      77,748       79,051      79,051      80,231       78,231      75,320      75,320
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    10      75,330      75,330       77,371      77,371      77,737       76,737      72,976      72,976
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    11      72,986      72,986       75,727      75,727      76,083       76,083      70,705      70,705
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    12      70,714      70,714       74,117      74,117      74,466       74,466      68,503      68,503
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    13      68,512      68,512       72,541      72,541      72,882       72,882      66,368      66,368
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    14      66,377      66,377       70,998      70,998      71,332       71,332      64299       64,299
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    15      64,308      64,308       69,486      69,486      69,813       69,813      62,294      62,294
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    16      62,302      62,302       68,006      68,006      68,326       68,326      60,350      60,350
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    17      60,358      60,358       66,557      66,557      66,871       66,871      58,465      58,465
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    18      58,473      58,473       65,138      65,138      65,445       65,445      56,639      56,639
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    19      56,647      56,647       63,748      63,748      64,049       64,049      54,868      54,868
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    20      54,876      54,876       62,387      62,387      62,682       62,682      53,152      53,152
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    21      53,159      53,159       61,055      61,055      61,344       61,344      51,488      51,488
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    22      51,495      51,495       59,751      59,751      60,033       60,033      49,876      49,876
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    23      49,882      49,882       58,473      58,473      58,750       58,750      48,312      48,312
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    24      48,319      48,319       57,222      57,222      57,493       57,493      46,797      46,797
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    25      46,803      46,803       55,997      55,997      56,263       56,263      45,328      45,328
----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 1.44%
c. No optional death benefits or living benefits elected
d. Annuity was issued on or after November 20, 2006
e. Surrender value assumes surrender 2 days before policy anniversary

6% Gross Rate of Return

------------ ------------------------ ----------------------- ----------------------- -----------------------
                     APEX II                 ASAP III            Xtra Credit SIX              ASL II
------------ ------------------------ ----------------------- ----------------------- -----------------------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    Yr        Contract    Surrender    Contract   Surrender    Contract   Surrender    Contract   Surrender
               Value        Value       Value       Value       Value       Value       Value       Value
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     1       102,742     94,242       103,159     94,659      109,420     100,420     102,742     102,742
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     2       105,567     97,567       106,427     99,427      112,393     103,393     105,567     105,567
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     3       108,470     101,470      109,798     103,298     115,448     107,448     108,470     108,470
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     4       111,453     105,453      113,276     107,276     118,586     111,586     111,453     111,453
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     5       114,518     114,518      116,864     111,864     121,811     115,811     114,518     114,518
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     6       120,492     120,492      121,082     117,082     125,125     120,125     117,667     117,667
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     7       123,805     123,805      124,917     121,917     128,530     124,530     120,902     120,902
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     8       127,210     127,210      128,874     126,874     132,028     129,028     124,227     124,227
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
     9       130,708     130,708      133,762     133,762     135,623     133,623     127,643     127,643
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    10       134,302     134,302      138,838     138,838     139,316     138,316     131,153     131,153
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    11       137,995     137,995      144,106     144,106     144,562     144,562     134,759     134,759
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    12       141,789     141,789      149,574     149,574     150,011     150,011     138,465     138465
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    13       145,688     145,688      155,250     155,250     155,667     155,667     142,272     142,272
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    14       149,694     149,694      161,141     161,141     161,537     161,537     146,184     146,184
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    15       153,811     153,811      167,255     167,255     167,631     167,631     150,204     150,204
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    16       158,040     158,040      173,602     173,602     173,955     173,955     154,334     154,334
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    17       162,386     162,386      180,189     180,189     180,520     180,520     158,578     158,578
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    18       166,851     166,851      187,027     187,027     187,333     187,333     162,939     162,939
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    19       171,439     171,439      194,123     194,123     194,405     194,405     167,419     167,419
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    20       176,153     176,153      201,489     201,489     201,746     201,746     172,023     172,023
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    21       180,997     180,997      209,135     209,135     209,365     209,365     176,753     176,753
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    22       185,974     185,974      217,071     217,071     217,273     217,273     181,613     181,613
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    23       191,088     191,088      225,307     225,307     225,481     225,481     186,607     186,607
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    24       196,343     196,343      233,857     233,857     234,000     234,000     191,739     191,739
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
    25       201,742     201,742      242,730     242,730     242,843     242,843     197,011     197,011
------------ ----------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 1.44%
c. No optional death benefits or living benefits elected
d. Annuity was issued on or after November 20, 2006
e. Surrender value assumes surrender 2 days before policy anniversary

Finally, we replace each table that depicts the days in which each annuity product would have the highest surrender value with the following:

In addition, the following charts indicate the days (measured from the Issue Date) in which each annuity product would have the highest Surrender Value amongst the products listed given the above assumptions.

              0% Gross Rate of Return (After November 20, 2006)

              ---------------------------- ------------------------- -------------------------- --------------------------
                                            Over 30 Years, days won                       Year                Actual Days
                                                         Total Days
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              APEX II                                          1459                        4-5                  1460-1824
                                                                                           6-8                  1826-2919
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              ASAP III                                          635                          9                  2936-3284
                                                                                            10                  3364-3649
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Xtra Credit SIX                                  7397                          5                       1825
                                                                                           8-9                  2920-2935
                                                                                          9-10                  3285-3363
                                                                                         10-30                 3650-10950
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              ASL II                                           1824                        1-5                     1-1824
              ---------------------------- ------------------------- -------------------------- --------------------------

              6% Gross Rate of Return (After November 20, 2006)

              ---------------------------- ------------------------- -------------------------- --------------------------
                                            Over 30 Years, days won                       Year                Actual Days
                                                         Total Days
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              APEX II                                           364                          6                  1826-2189
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              ASAP III                                          910                          9                  3245-3284
                                                                                            10                  3511-3649
                                                                                         28-30                10220-10950
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Xtra Credit SIX                                  8472                        4-5                  1205-1825
                                                                                           6-9                  2190-3244
                                                                                          9-10                  3245-3510
                                                                                         10-28                 3650-10219
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              ASL II                                           1204                        1-4                     1-1204
              ---------------------------- ------------------------- -------------------------- --------------------------

4.       CHANGE WITH RESPECT TO CERTAIN PORTFOLIOS OF AMERICAN SKANDIA TRUST

In the "Investment Options" section of the prospectus, we make the following changes to the chart setting forth a brief description of each variable investment option, to reflect the following subadviser name change with respect to one of the variable investment options:

o        AST Small Cap Value Portfolio.  Salomon Brothers Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In the "Investment Options" section of the prospectus, we revise the investment objectives/policies section, and portfolio advisor/sub-advisor section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisors as well as revisions to non-fundamental investment policies:

     AST LSV International Value Portfolio.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Value Portfolio (formerly AST LSV International Value Portfolio):  seeks       LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable        Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of        Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

     AST William Blair International Growth Portfolio.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Growth Portfolio (formerly,AST William Blair International Growth                 Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in              Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common         William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of        Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

5.  WE ADD THE FOLLOWING AS APPENDIX G:

Appendix G

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit
Fixed Rate Account.  Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your Annuity.  However, as discussed in the "Living Benefits" section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:
o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date")
       and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current Valuation Day.
o        r - the target ratio.
o        a - the factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.  The factors that we use currently are derived from the a2000 Individual Annuity
       Mortality Table with an assumed interest rate of  3%.  Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.
o        Q - age based factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.  The factor is currently set equal to 1.
o        V - the total value of all Permitted Sub-accounts in the Annuity.
o        F - the total value of all Benefit Fixed Rate Account allocations.
o        I - the income value prior to the first withdrawal.  The income value is equal to what the Highest Daily Annual Income
       Amount would be if the first withdrawal were taken on the date of calculation.  After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.
o        T - the amount of a transfer into or out of the Benefit Fixed Rate Account.
o        I% - annual income amount percentage.  This factor is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 5%

Target Value Calculation:
On each Valuation Day, a target value (L) is calculated, according to the following formula.  If the variable Account Value (V) is equal to zero, no calculation is necessary.

                  L = I * Q * a

Transfer Calculation:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

         Target Ratio r = (L - F) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

o        If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate
         Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

     T ={Min(V, [L - F - V *  Ct] / (1-Ct))}                  T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed
                                                              Rate Account
     T ={Min(F, [L - F - V *  Ct] / (1-Ct))}                  T<0, Money moving from the Benefit Fixed Rate Account to the Permitted
                                                              Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one.  A table of values for "a" appears below.

Target Value Calculation:

L        = I * Q * a

         = 5000.67 * 1 * 15.34

         = 76,710.28

Target Ratio:

r         = (L - F) / V
         = (76,710.28 - 0) / 92,300.00

         = 83.11%

Since  r > Cu  ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T        = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

         = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}

         = { Min ( 92,300.00, 14,351.40 )}

         = 14,351.40

                                             Age 65 "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

            Months
Years            1        2       3        4        5        6       7        8        9       10      11       12
        1    15.34    15.31   15.27    15.23    15.20    15.16   15.13    15.09    15.05    15.02   14.98    14.95
        2    14.91    14.87   14.84    14.80    14.76    14.73   14.69    14.66    14.62    14.58   14.55    14.51
        3    14.47    14.44   14.40    14.36    14.33    14.29   14.26    14.22    14.18    14.15   14.11    14.07
        4    14.04    14.00   13.96    13.93    13.89    13.85   13.82    13.78    13.74    13.71   13.67    13.63
        5    13.60    13.56   13.52    13.48    13.45    13.41   13.37    13.34    13.30    13.26   13.23    13.19
        6    13.15    13.12   13.08    13.04    13.00    12.97   12.93    12.89    12.86    12.82   12.78    12.75
        7    12.71    12.67   12.63    12.60    12.56    12.52   12.49    12.45    12.41    12.38   12.34    12.30
        8    12.26    12.23   12.19    12.15    12.12    12.08   12.04    12.01    11.97    11.93   11.90    11.86
        9    11.82    11.78   11.75    11.71    11.67    11.64   11.60    11.56    11.53    11.49   11.45    11.42
       10    11.38    11.34   11.31    11.27    11.23    11.20   11.16    11.12    11.09    11.05   11.01    10.98
       11    10.94    10.90   10.87    10.83    10.79    10.76   10.72    10.69    10.65    10.61   10.58    10.54
       12    10.50    10.47   10.43    10.40    10.36    10.32   10.29    10.25    10.21    10.18   10.14    10.11
       13    10.07    10.04   10.00     9.96     9.93     9.89    9.86     9.82     9.79     9.75    9.71     9.68
       14     9.64     9.61    9.57     9.54     9.50     9.47    9.43     9.40     9.36     9.33    9.29     9.26
       15     9.22     9.19    9.15     9.12     9.08     9.05    9.02     8.98     8.95     8.91    8.88     8.84
       16     8.81     8.77    8.74     8.71     8.67     8.64    8.60     8.57     8.54     8.50    8.47     8.44
       17     8.40     8.37    8.34     8.30     8.27     8.24    8.20     8.17     8.14     8.10    8.07     8.04
       18     8.00     7.97    7.94     7.91     7.88     7.84    7.81     7.78     7.75     7.71    7.68     7.65
       19     7.62     7.59    7.55     7.52     7.49     7.46    7.43     7.40     7.37     7.33    7.30     7.27
       20     7.24     7.21    7.18     7.15     7.12     7.09    7.06     7.03     7.00     6.97    6.94     6.91
       21     6.88     6.85    6.82     6.79     6.76     6.73    6.70     6.67     6.64     6.61    6.58     6.55
       22     6.52     6.50    6.47     6.44     6.41     6.38    6.36     6.33     6.30     6.27    6.24     6.22
       23     6.19     6.16    6.13     6.11     6.08     6.05    6.03     6.00     5.97     5.94    5.92     5.89
       24     5.86     5.84    5.81     5.79     5.76     5.74    5.71     5.69     5.66     5.63    5.61     5.58
       25     5.56     5.53    5.51     5.48     5.46     5.44    5.41     5.39     5.36     5.34    5.32     5.29
       26     5.27     5.24    5.22     5.20     5.18     5.15    5.13     5.11     5.08     5.06    5.04     5.01
       27     4.99     4.97    4.95     4.93     4.91     4.88    4.86     4.84     4.82     4.80    4.78     4.75
       28     4.73     4.71    4.69     4.67     4.65     4.63    4.61     4.59     4.57     4.55    4.53     4.51
       29     4.49     4.47    4.45     4.43     4.41     4.39    4.37     4.35     4.33     4.32    4.30     4.28
       30     4.26     4.24    4.22     4.20     4.18     4.17    4.15     4.13     4.11     4.09    4.07     4.06
       31     4.04     4.02    4.00     3.98     3.97     3.95    3.93     3.91     3.90     3.88    3.86     3.84
       32     3.83     3.81    3.79     3.78     3.76     3.74    3.72     3.71     3.69     3.67    3.66     3.64
       33     3.62     3.61    3.59     3.57     3.55     3.54    3.52     3.50     3.49     3.47    3.45     3.44
       34     3.42     3.40    3.39     3.37     3.35     3.34    3.32     3.30     3.29     3.27    3.25     3.24
       35     3.22     3.20    3.18     3.17     3.15     3.13    3.12     3.10     3.08     3.07    3.05     3.03
       36     3.02     3.00    2.98     2.96     2.95     2.93    2.91     2.90     2.88     2.86    2.85     2.83
       37     2.81     2.79    2.78     2.76     2.74     2.73    2.71     2.69     2.68     2.66    2.64     2.62
       38     2.61     2.59    2.57     2.56     2.54     2.52    2.51     2.49     2.47     2.45    2.44     2.42
       39     2.40     2.39    2.37     2.35     2.34     2.32    2.30     2.29     2.27     2.25    2.24     2.22
       40     2.20     2.19    2.17     2.15     2.14     2.12    2.11     2.09     2.07     2.06    2.04     2.02
       41     2.01     1.84    1.67     1.51     1.34     1.17    1.00     0.84     0.67     0.50    0.33     0.17
         * The values set forth in this table are applied to all ages.

XT6SUP1

                                     Supplement to Prospectus Dated May 1, 2006
                                                 Supplement dated November 20, 2006

Supplement  dated November 20, 2006 to the May 1, 2006  Prospectus for the following  annuity  product:  Optimum Plus, as previously supplemented (the "Prospectus").

This Supplement  should be read and retained with the current  Prospectus for your annuity  contract issued by American Skandia Life
Assurance  Corporation  ("American  Skandia").  If you would like another copy of the current  Prospectus,  please contact  American
Skandia at 1-800-752-6342.

We are issuing this  supplement  to describe in the  Prospectus a new living  benefit  program,  a change to the CDSC  schedule with respect to Optimum Plus and certain changes to the underlying  mutual funds and the maximum charge with respect to certain  optional benefits.  These changes will be effective on or about November 20, 2006, unless specifically stated otherwise.

1.       MAXIMUM CHARGES FOR CERTAIN OPTIONAL BENEFITS

In the Summary of Contract Fees and Charges section of the prospectus, we revise the line items pertaining to GRO Plus, Guaranteed
Minimum Income Benefit Option, Guaranteed Minimum Withdrawal Benefit Option, Highest Daily Value Death Benefit Option, and
Combination 5% Roll-up and HAV Death Benefit Option to read as follows:

                                                                                                     TOTAL ANNUAL
                                                                                     OPTIONAL           CHARGE
                                                                                   BENEFIT FEE/          for
                                                                                      CHARGE        Optimum Plus*
     GUARANTEED RETURN OPTION PLUSSM (GRO PlusSM )/GUARANTEED RETURN OPTION
                                                                                  (0.75%               1.90% in
                                                                                  maximum)***       Annuity Years
                                                                                  0.25%             1-10; 0.90% in
                                                                                  currently of      Annuity Years
                                                                                  average daily     11 and later;
                                                                                  net assets of       1.65% for
                                                                                  the               Qualified BCO
                                                                                  Sub-accounts
     GUARANTEED MINIMUM INCOME BENEFIT OPTION (GMIB)**
                                                                                  (1.00%               1.65% in
                                                                                  maximum)***       Annuity Years
                                                                                  0.50%             1-10; 0.90% in
                                                                                  currently per     Annuity Years
                                                                                  year of the        11 and later
                                                                                  average          PLUS; 0.50% per
                                                                                  Protected        year of average
                                                                                  Income Value        Protected
                                                                                  during each        Income Value
                                                                                  year; deducted
                                                                                  annually in
                                                                                  arrears each
                                                                                  Annuity Year
     GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION (GMWB)**
                                                                                  (1.00%               2.00% in
                                                                                  maximum)***       Annuity Years
                                                                                  0.35%             1-10; 1.00% in
                                                                                  currently of      Annuity Years
                                                                                  average daily      11 and later
                                                                                  net assets of
                                                                                  the
                                                                                  Sub-accounts
     HIGHEST DAILY VALUE DEATH BENEFIT (HDV)**
                                                                                  (1.00%               2.15% in
                                                                                  maximum)***       Annuity Years
                                                                                  0.50%             1-10; 1.15% in
                                                                                  currently of     Annuity Years 9
                                                                                  average daily       and later;
                                                                                  net assets of       1.75% for
                                                                                  the               Qualified BCO
                                                                                  Sub-accounts
     COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT**
                                                                                  (1.00%               2.15% in
                                                                                  maximum)***       Annuity Years
                                                                                  0.50%             1-10; 1.15% in
                                                                                  currently of      Annuity Years
                                                                                  average daily     11 and later;
                                                                                  net assets of
                                                                                  the
                                                                                  Sub-accounts
     * The Total Annual Charge includes the Insurance  Charge and Distribution  Charge (if applicable)  assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit,  the Total Annual Charge would be increased to include the charge for each optional benefit.
     ** These optional benefits are not available under the Qualified BCO.
     ***We reserve the right to increase the charge for this benefit up to a maximum amount  indicated  upon a step-up or reset,  or for the election of the benefit.

2.       NEW INSURANCE FEATURE

     We are adding the Highest Daily Lifetime FiveSM Income Benefit ("Highest Daily Lifetime Five"), that guarantees until the death of a single designated life the ability to withdraw an annual amount equal to a percentage of an initial principal value regardless of the impact of market performance on the Account Value.  As a result, the following revisions are made to the
     Prospectus:

A.       We revise the Glossary of Terms section as follows:

o        We add a definition  for "Benefit  Fixed Rate Account",  that reads as follows:  "An  investment  option offered as part of this Annuity that is used only if you have elected the optional  Highest Daily  Lifetime Five  Benefit.  Amounts  allocated to the Benefit  Fixed Rate  Account  earn a fixed rate of interest,  and are held within our general  account.  You may not allocate  purchase  payments to the Benefit Fixed Rate Account.  Rather,  Account Value is transferred to the Benefit Fixed
         Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit."
o        We add a definition for "Highest Daily Lifetime Five Benefit" that reads as follows: "An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value."

     B.  The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES" table in the "Summary of Contract
         Fees and Charges" section of the Prospectus:

     -------------------------------------------------------- --------------------------- ----------------------------
                                                                   OPTIONAL BENEFIT           TOTAL ANNUAL CHARGE
                                                                      FEE/CHARGE                      for
                                                                                                 Optimum Plus*
     -------------------------------------------------------- --------------------------- ----------------------------
     -------------------------------------------------------- --------------------------- ----------------------------
     LIFETIME FIVE***
     -------------------------------------------------------- --------------------------- ----------------------------
     -------------------------------------------------------- --------------------------- ----------------------------
                                                                  (1.50% maximum)**         2.25% in Annuity Years
                                                                  0.60% currently of        1-10; 1.25% in Annuity
                                                               average daily net assets       Years 11 and later
                                                                 of the Sub-accounts
     -------------------------------------------------------- --------------------------- ----------------------------
     -------------------------------------------------------- --------------------------- ----------------------------
     SPOUSAL LIFETIME FIVE***
     -------------------------------------------------------- --------------------------- ----------------------------
     -------------------------------------------------------- --------------------------- ----------------------------
                                                                  (1.50% maximum)**         2.40% in Annuity Years
                                                                  0.75% currently of        1-10; 1.40% in Annuity
                                                               average daily net assets       Years 11 and later
                                                                 of the Sub-accounts
     -------------------------------------------------------- --------------------------- ----------------------------
     -------------------------------------------------------- --------------------------- ----------------------------
     HIGHEST DAILY LIFETIME FIVE***
     -------------------------------------------------------- --------------------------- ----------------------------
     -------------------------------------------------------- --------------------------- ----------------------------
                                                                  (1.50% maximum)**         2.25% in Annuity Years
                                                                  0.60% currently of        1-10; 1.25% in Annuity
                                                               average daily net assets       Years 11 and later
                                                                 of the Sub-accounts
     -------------------------------------------------------- --------------------------- ----------------------------
         * The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual
         Charge would be increased to include the charge for each optional benefit.
         **In our original state filings for each of these benefits, we set forth maximum charges that we now are in the process of amending.  Specifically, we have commenced filings with the states to establish the 1.50% maximum charge depicted above - - for both existing contracts and new-issue contracts.  As contemplated by those filings, we have the right to increase the charge for each of these benefits up to the 1.50% maximum upon a step-up, or for a new election of each such benefit.  However, we have no present intention of increasing the charges for those benefits to that maximum level.
         *** This  optional  benefit is not  available  under the  Qualified  BCO and Highest  Daily  Lifetime Five is currently not available in New York.

     C.  The Highest Daily Lifetime Five program is not available if you elect any other optional living benefit, therefore all references in the Prospectus that reflect the availability of the optional living benefits are revised accordingly.

     D.  The following  description of the new optional living benefit is added as the last section under "Living Benefit  Programs"
     in  the Prospectus:

HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(HIGHEST DAILY LIFETIME FIVE)
------------------------------------------------------------------------------------------------------------------------------------
The Highest Daily Lifetime Five program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five.  Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five.  Specifically, you will be permitted to elect Lifetime Five or Spousal
Lifetime Five only on an anniversary of the Issue Date that is at least 90 calendar days from the date that Highest Daily Lifetime
Five was terminated.  We reserve the right to further limit the election frequency in the future.   The income benefit under
Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired.  The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit).  As long as your Highest
Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this program.
------------------------------------------------------------------------------------------------------------------------------------

We offer a benefit  that  guarantees  until the death of the single  designated  life the ability to withdraw an annual  amount (the
"Highest  Daily Life Income  Benefit")  equal to a percentage  of an initial  principal  value (the  "Protected  Withdrawal  Value")
regardless of the impact of market  performance on the Account Value,  subject to our program rules  regarding the timing and amount of  withdrawals.  The benefit may be appropriate if you intend to make periodic  withdrawals  from your Annuity,  and wish to ensure that market  performance will not affect your ability to receive annual  payments.  You are not required to make withdrawals as part of the program -- the  guarantees are not lost if you withdraw less than the maximum  allowable  amount each year under the rules of the benefit.  We discuss  Highest Daily  Lifetime Five in greater detail  immediately  below.  In addition,  please see the Glossary section of this  prospectus for  definitions of some of the key terms used with this benefit.  As discussed  below,  we require that you  participate  in our asset  transfer  program in order to  participate  in Highest Daily Lifetime Five, and in the Appendices to
this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Protected Withdrawal Value, which is an amount that is distinct from Account Value.  Protected Withdrawal Value is used to determine the Highest Daily Annual Income Amount - - which is an amount that you can take out annually as a withdrawal for your entire life.  Because each of the Protected Withdrawal Value and
Highest Daily Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the
Account Value to fall to zero, even though the Highest Daily Annual Income Amount remains.  You are guaranteed to be able to withdraw the Highest Daily Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals."
Excess withdrawals, as discussed below, will reduce your Highest Daily Annual Income Amount.  Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Highest Daily Annual Income Amount also was reduced to zero.  In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE-- Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of the annual payments under the Highest Daily Life Income Benefit.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five.  On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value.  Specifically, on each such business day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

o         the Protected Withdrawal Value for the immediately preceding business day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current
                Valuation Day (i.e., one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit with respect to Optimum Plus) made on the Current Valuation Day; and
o        the Account Value.

We cease these daily calculations of the Protected Withdrawal Value when you make your first withdrawal.  However, as discussed below, subsequent Purchase Payments (and any associated credits for Optimum Plus only) will increase the amount we guarantee to pay annually under the Highest Daily Life Income Benefit (the "Highest Daily Annual Income Amount"), while "excess" withdrawals
(as described below) may decrease the Highest Daily Annual Income Amount.

KEY FEATURE-- Highest Daily Annual Income Amount under the Highest Daily Lifetime Five Benefit
The initial Highest Daily Annual Income Amount is equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime
Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the
Highest Daily Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.  If your cumulative withdrawals are in excess of the Highest Daily Annual Income Amount ("Excess Income"), your Highest Daily Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the
Account Value immediately prior to such withdrawal (see examples of this calculation below).  Reductions include the actual amount of the withdrawal, including any CDSC that may apply.  A Purchase Payment that you make will increase the then-existing Highest
Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including, with respect to Optimum Plus, the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit.  As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Highest Daily Annual Income Amount if your Account
Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.  Specifically, upon the first such Annuity Anniversary after your first withdrawal, we identify the Account Value on the business days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year;
(ii) is subsequent to the first withdrawal; and  (iii) falls within the immediately preceding Annuity Year.  If the end of any such quarter falls on a holiday or a weekend, we use the next business day.  We multiply each of those quarterly Account Values by
5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values.  If the highest of those values exceeds the existing Highest Daily Annual Income Amount, we replace the existing amount with the new, higher amount.  Otherwise, we leave the existing Highest Daily Annual Income Amount intact.  In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each
Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Highest Daily Annual Income Amount, the charge for Highest Daily Lifetime Five has changed, you may be subject to the new charge at the time of such step-up.  Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature.

The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Highest Daily Annual Income Amount.  Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest
Daily Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Highest Daily Annual Income
Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Highest Daily Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Highest Daily Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Step-Up are set forth below.  The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges.  Assume the following for all three examples:

|X|      The Issue Date is December 1, 2006
|X|      On May 2, 2007, the client elects Highest Daily Lifetime Five and takes the first withdrawal under the benefit on the same day.

Dollar-for-dollar reductions
On May 2, 2007, the Protected Withdrawal Value is $120,000, resulting in a Highest Daily Annual Income Amount of $6,000 (5% of
$120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Highest Daily Annual Income Amount for that
Annuity Year (up to and including December 1, 2007) is $3,500.  This is the result of a dollar-for-dollar reduction of the Highest
Daily Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000.  The first $3,500 of this withdrawal reduces the Highest Daily Annual Income Amount for that
Annuity Year to $0.  The remaining withdrawal amount -- $1,500 - reduces the Highest Daily Annual Income Amount in future Annuity
Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal.  (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Highest Daily Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                            $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Account Value immediately before excess withdrawal of $1,500               $106,500.00

Excess withdrawal amount                                                     $1,500.00
Divided by Account Value immediately before excess withdrawal              $106,500.00
Ratio                                                                            1.41%

Annual Income Amount                                                         $6,000.00
Less ratio of 1.41%                                                            -$84.51
Annual Income Amount for future Annuity Years                                $5,915.49

Highest Quarterly Step-Up

On each Annuity Anniversary date, the Highest Daily Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase
Payments, is higher than the Highest Daily Annual Income Amount, also adjusted for excess withdrawals and additional Purchase
Payments.

Continuing the same example as above, the Highest Daily Annual Income Amount for this Annuity Year is $6,000.  However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above).  For the next Annuity Year, the Highest
Daily Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values.  Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                                     Highest Quarterly
                                                    Value (adjusted with    Adjusted Highest Daily
                                                       withdrawal and    Annual Income Amount (5% of
           Date*                Account value       Purchase Payments)** the Highest Quarterly Value)
June 1, 2007                     $118,000.00            $118,000.00               $5,900.00
August 6, 2007                   $120,000.00            $112,885.55               $5,644.28
September 1, 2007                $112,000.00            $112,885.55                $5,644.28
December 1, 2007                 $119,000.00            $119,000.00               $5,950.00

*In this example, the Annuity Anniversary date is December 1.  The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1.  In this example, we do not use the March 1 date as the first withdrawal took place after March 1.  The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Highest Daily
Annual Income Amount of $5,900.00.  This amount is adjusted on August 6 to reflect the $5,000 withdrawal.  The calculations for the adjustments are:
|X|      The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Highest
         Daily Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
|X|      This amount  ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly
         Value of $112,885.55.
The adjusted  Highest Daily Annual Income Amount is carried forward to the next quarterly  anniversary  date of September 1. At this time,  we compare  this amount to 5% of the Account  Value on  September 1. Since the June 1 adjusted  Highest  Daily Annual  Income
Amount of  $5,644.28  is higher than  $5,600.00  (5% of  $112,000),  we continue  to carry  $5,644.28  forward to the next and final quarterly  anniversary  date of  December 1. The Account  Value on  December 1 is  $119,000  and 5% of this amount is $5,950.  Since this is higher than $5,644.28, the adjusted Highest Daily Annual Income Amount is reset to $5,950.00

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00.  Since this amount is higher than the current year's Highest Daily Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Highest Daily Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Highest Daily Annual Income Amount and amounts are still payable under the Highest Daily Life Income Benefit, we will make an additional payment, if any, for that Annuity Year equal to the remaining Highest Daily Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Highest Daily Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Highest Daily
         Annual Income Amount as described in this section. We will make payments until the death of the single designated life.
         To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Highest Daily Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Highest Daily Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

            (1) apply your Account Value to any Annuity option available; or
            (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Highest
            Daily Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

            (1) the present value of the future Highest Daily Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
            (2) the Account Value.

o        If no withdrawal was ever taken, we will determine the Protected Withdrawal Value and calculate the Highest Daily Annual
         Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime Five program is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five program does not directly affect the
         Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal
         (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
         Daily Lifetime Five benefit.  The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Highest Daily Annual Income Amount in the form of periodic benefit payments.  You must allocate your Account Value in accordance with the then available investment option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five benefit.

Election of and Designations under the Program
For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant.  In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five.  Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity.  However, with respect to Optimum Plus, you may elect this benefit at the time you purchase your Annuity only if the CDSC schedule for Optimum Plus Annuities issued on or after November 20, 2006 applies. (See "Summary of Contract Fees and Charges" section of the Prospectus and section 2 of this
Supplement).  We also offer existing owners (i.e., those who have already acquired their Annuity) the option to elect Highest
Daily Lifetime Five after the Issue Date, subject to our eligibility rules and restrictions.  However, for existing Owners of
Optimum Plus whose Annuities are subject to the CDSC schedule for Annuities issued prior to November 20, 2006, this benefit may only be elected on or after the first anniversary of the Issue Date.

Currently, if you terminate the Highest Daily Lifetime Five benefit, you will (a) not be permitted to re-elect the benefit and (b)
will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the Issue
Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated.  We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.
We reserve the right to further limit the frequency election in the future. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the designated life (v) if both the Account Value and Highest Daily Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit.  With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii)
transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five.
For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts".  A list of the Permitted
Sub-accounts appears in the application form that you must submit to us in order to elect this benefit. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to that Account.  The interest rate that we pay with respect to the Benefit Fixed Rate
Account is reduced by an amount that corresponds generally to the charge that we assess against your variable sub-accounts for
Highest Daily Lifetime Five.  The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities
Act of 1933.

 Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor your  Account  Value daily and, if  necessary, systematically  transfer  amounts  between the  Permitted  Sub-accounts  you have chosen and the Benefit  Fixed Rate  Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to this  prospectus).  Speaking  generally,  the formula,  which we apply each business day,  operates as follows.  The formula starts by  identifying  your Protected  Withdrawal  Value for that day and then  multiplies that figure by 5%, to produce a projected  (i.e.,  hypothetical)  Highest Daily Annual  Income  Amount.  Then,  using our actuarial tables,  based on paying you the  projected  Highest  Daily Annual Income Amount each year for the rest of your life, we produce an estimate  of the total  amount of our  obligation.  In the  formula,  we refer to that value as the  "Target  Value" or "L". If you have already made a  withdrawal,  your  projected  Highest  Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up  implemented  according to the step-up formula described above.  Next, the formula subtracts from the
 Target Value the amount held within the Benefit  Fixed Rate Account on that day,  and divides  that  difference  by the amount held within the Permitted  Sub-accounts.  That ratio,  which essentially  isolates the amount of your Target Value that is not offset by amounts held within the Benefit  Fixed Rate  Account,  is called the "Target  Ratio" or "r". If the Target Ratio  exceeds a certain percentage  (currently 83%), it means  essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate
 Account,  and  therefore  we will  transfer  an amount  from  your  Permitted  Sub-accounts  to the  Benefit  Fixed  Rate  Account.
 Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%),  then a transfer  from the Benefit Fixed Rate
 Account to the Permitted Sub-accounts would occur.

 As you can glean from the  formula,  a downturn  in the  securities  markets  (i.e.,  a  reduction  in the amount  held  within the
 Permitted  Sub-accounts)  may cause us to transfer some of your variable  Account Value to the Benefit Fixed Rate Account,  because such a reduction will tend to increase the Liability  Ratio.  Moreover,  certain market return  scenarios  involving "flat" returns over a period of time also could  result in the  transfer  of money to the Benefit  Fixed Rate  Account.  In  deciding  how much to transfer,  we use another  formula,  which  essentially  seeks to  re-balance  amounts held in the Permitted  Sub-accounts  and the
 Benefit  Fixed Rate  Account so that the Target  Ratio meets a target,  which  currently  is equal to 80%.  Once you elect  Highest
 Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  contracts  that elect Highest  Daily  Lifetime Five and existing contracts that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account.
         The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account.

Additional Tax Considerations for Qualified Contracts
If you purchase an annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA,  Tax Sheltered Annuity
(or 403(b)) or employer  plan under Code  Section  401(a),  the minimum  distribution  rules under the Code  require  that you begin receiving  periodic  amounts from your annuity  beginning  after age 70 1/2. For a Tax Sheltered  Annuity or a 401(a) plan for which the  participant  is not a greater than 5 percent owner of the employer,  this required  beginning date can generally be deferred to retirement,  if later. Roth IRAs are not subject to these rules during the owner's lifetime.  The amount required under the Code may exceed the Highest  Daily Annual  Income  Amount,  which will cause us to increase the Highest  Daily  Annual  Income  Amount in any
Annuity  Year that  required  minimum  distributions  due from your Annuity that are greater  than such  amounts.  In addition,  the amount and duration of payments under the annuity  payment and death benefit  provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

3.       CHANGE TO THE CDSC SCHEDULE WITH RESPECT TO OPTIMUM PLUS

A.       The list of the  "CONTINGENT  DEFERRED  SALES  CHARGES FOR EACH  ANNUITY" in the  "Summary  of Contract  Fees and  Charges"
section of the Prospectus is replaced with the following with regard to Optimum Plus:

                              For Annuities issued prior to November 20, 2006, the following schedule applies:

        -------------------------------------------------------------------------------------------------------------------------------
                                                                 Optimum Plus
        -------------------------------------------------------------------------------------------------------------------------------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           Yr.1         Yr.2        Yr.3       Yr. 4      Yr. 5      Yr. 6       Yr. 7      Yr. 8      Yr. 9      Yr. 10     Yr. 11+
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           9.0%         9.0%        8.5%       8.0%       7.0%        6.0%       5.0%       4.0%        3.0%       2.0%        0.0%
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------

            For Annuities issued on or after November 20, 2006, (subject to state availability), the following schedule applies*:

        -------------------------------------------------------------------------------------------------------------------------------
                                                                 Optimum Plus
        -------------------------------------------------------------------------------------------------------------------------------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           Yr.1         Yr.2        Yr.3       Yr. 4      Yr. 5      Yr. 6       Yr. 7      Yr. 8      Yr. 9      Yr. 10     Yr. 11+
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
           9.0%         9.0%        8.0%       7.0%       6.0%        5.0%       4.0%       3.0%        2.0%       1.0%        0.0%
        ------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- -----------
       * In jurisdictions that have not yet approved this schedule, the schedule for Annuities issued prior to November 20, 2006 will apply.

B.       Under the "Expense Examples" section of the Prospectus, we add a parenthetical after Optimum Plus  stating "(CDSC schedule for Annuities issued before November 20, 2006)".  In addition, we add a new line item as follows:

-------------------- ------------------------------------- ------------------------------------- -------------------------------------
                     IF YOU SURRENDER YOUR ANNUITY AT      IF YOU ANNUITIZE YOUR ANNUITY AT      IF YOU DO NOT SURRENDER YOUR
                     THE END OF THE APPLICABLE TIME        THE END OF THE APPLICABLE TIME        ANNUITY:
                     PERIOD:                               PERIOD:
-------------------- ------------------------------------- ------------------------------------- -------------------------------------
-------------------- --------- -------- --------- -------- --------- -------- --------- -------- --------- -------- --------- --------
Optimum Plus          $1,354   $2,243    $3,043   $5,079     N/A       N/A     $2,467   $4,983     $490    $1,475    $2,467   $4,983
(CDSC schedule for
Annuities issued
on or after
November 20, 2006)
-------------------- --------- -------- --------- -------- --------- -------- --------- -------- --------- -------- --------- --------

C.       We revise Appendix F of the Prospectus entitled "Selecting the Variable Annuity That's Right for You" as follows:

For Optimum Plus, we revise the entry entitled "Withdrawal Charge Schedule" as follows: (9%,9%,8%,7%,6%,5%,4%,3%,2%,1% for
Annuities issued on or after November 20, 2006), and (9%, 9%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3% 2% for Annuities issued prior to
November 20, 2006).

The 0 percent and 6 percent Gross Rate of Return columns for Optimum Plus assume the CDSC applicable to such Annuities sold prior to November 20, 2006.  In addition to those hypothetical values, we add these values, for Optimum Plus Annuities sold on or after
November 20, 2006, which are subject to a different CDSC schedule:

0% Gross Rate of Return

                       Optimum 4                     Optimum                    Optimum Plus
              ---------------------------------------------------------------------------------------
              Contract Value  Surrender   Contract Value Surrender Value   Contract     Surrender
                                Value                                        Value        Value
              ---------------------------------------------------------------------------------------
             1        97,383       88,883          97,778          90,278      103,713        94,713
              ---------------------------------------------------------------------------------------
             2        94,794       86,794          95,566          88,566      100,958        91,958
              ---------------------------------------------------------------------------------------
             3        92,273       85,273          93,403          86,903       98,275        90,275
              ---------------------------------------------------------------------------------------
             4        89,818       83,818          91,288          85,288       95,663        88,663
              ---------------------------------------------------------------------------------------
             5        87,428       87,428          89,220          84,220       93,119        87,119
              ---------------------------------------------------------------------------------------
             6        87,778       87,778          87,687          83,687       90,642        85,642
              ---------------------------------------------------------------------------------------
             7        85,441       85,441          85,700          82,700       88,229        84,229
              ---------------------------------------------------------------------------------------
             8        83,165       83,165          83,757          81,757       85,880        82,880
              ---------------------------------------------------------------------------------------
             9        80,949       80,949          82,353          82,353       83,593        81,593
              ---------------------------------------------------------------------------------------
            10        78,791       78,791          80,973          80,973       81,366        80,366
              ---------------------------------------------------------------------------------------
            11        76,690       76,690          79,616          79,616       80,000        80,000
              ---------------------------------------------------------------------------------------
            12        74,643       74,643          78,281          78,281       78,659        78,659
              ---------------------------------------------------------------------------------------
            13        72,651       72,651          76,968          76,968       77,339        77,339
              ---------------------------------------------------------------------------------------
            14        70,711       70,711          75,676          75,676       76,042        76,042
              ---------------------------------------------------------------------------------------
            15        68,821       68,821          74,405          74,405       74,765        74,765
              ---------------------------------------------------------------------------------------
            16        66,982       66,982          73,155          73,155       73,509        73,509
              ---------------------------------------------------------------------------------------
            17        65,190       65,190          71,926          71,926       72,274        72,274
              ---------------------------------------------------------------------------------------
            18        63,446       63,446          70,716          70,716       71,059        71,059
              ---------------------------------------------------------------------------------------
            19        61,747       61,747          69,527          69,527       69,864        69,864
              ---------------------------------------------------------------------------------------
            20        60,093       60,093          68,357          68,357       68,688        68,688
              ---------------------------------------------------------------------------------------
            21        58,482       58,482          67,205          67,205       67,531        67,531
              ---------------------------------------------------------------------------------------
            22        56,914       56,914          66,073          66,073       66,394        66,394
              ---------------------------------------------------------------------------------------
            23        55,386       55,386          64,959          64,959       65,275        65,275
              ---------------------------------------------------------------------------------------
            24        53,899       53,899          63,864          63,864       64,174        64,174
              ---------------------------------------------------------------------------------------
            25        52,451       52,451          62,786          62,786       63,091        63,091
              ---------------------------------------------------------------------------------------
Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 0.99%
c. No optional death benefits or living benefits elected
d. Annuity was issued on or after November 20, 2006
e. Surrender value assumes surrender 2 days before policy anniversary

6% Gross Rate of Return

                       Optimum 4                     Optimum                    Optimum Plus
              ---------------------------------------------------------------------------------------
                 Contract     Surrender       Contract          Surr       Contract     Surrender
                  Value         Value          Value           Value         Value        Value
              -------------------------------------------------------------------------
              ------------------------------------------------------------            ---------------
             1       103,210       94,710           103,629        96,129      109,919       100,919
              ---------------------------------------------------------------------------------------
             2       106,532       98,532           107,399       100,399      113,421       104,421
              ---------------------------------------------------------------------------------------
             3       109,961      102,961           111,307       104,807      117,035       109,035
              ---------------------------------------------------------------------------------------
             4       113,501      107,501           115,357       109,357      120,767       113,767
              ---------------------------------------------------------------------------------------
             5       117,154      117,154           119,555       114,555      124,618       118,618
              ---------------------------------------------------------------------------------------
             6       123,764      123,764           124,423       120,423      128,593       123,593
              ---------------------------------------------------------------------------------------
             7       127,748      127,748           128,951       125,951      132,696       128,696
              ---------------------------------------------------------------------------------------
             8       131,860      131,860           133,643       131,643      136,932       133,932
              ---------------------------------------------------------------------------------------
             9       136,104      136,104           139,345       139,345      141,303       139,303
              ---------------------------------------------------------------------------------------
            10       140,485      140,485           145,293       145,293      145,815       144,815
              ---------------------------------------------------------------------------------------
            11       145,007      145,007           151,495       151,495      151,999       151,999
              ---------------------------------------------------------------------------------------
            12       149,675      149,675           157,961       157,961      158,450       158,450
              ---------------------------------------------------------------------------------------
            13       154,493      154,493           164,703       164,703      165,177       165,177
              ---------------------------------------------------------------------------------------
            14       159,466      159,466           171,734       171,734      172,191       172,191
              ---------------------------------------------------------------------------------------
            15       164,599      164,599           179,064       179,064      179,504       179,504
              ---------------------------------------------------------------------------------------
            16       169,897      169,897           186,707       186,707      187,130       187,130
              ---------------------------------------------------------------------------------------
            17       175,366      175,366           194,677       194,677      195,081       195,081
              ---------------------------------------------------------------------------------------
            18       181,011      181,011           202,986       202,986      203,371       203,371
              ---------------------------------------------------------------------------------------
            19       186,838      186,838           211,651       211,651      212,015       212,015
              ---------------------------------------------------------------------------------------
            20       192,852      192,852           220,685       220,685      221,029       221,029
              ---------------------------------------------------------------------------------------
            21       199,060      199,060           230,105       230,105      230,427       230,427
              ---------------------------------------------------------------------------------------
            22       205,467      205,467           239,926       239,926      240,226       240,226
              ---------------------------------------------------------------------------------------
            23       212,081      212,081           250,167       250,167      250,443       250,443
              ---------------------------------------------------------------------------------------
            24       218,908      218,908           260,846       260,846      261,097       261,097
              ---------------------------------------------------------------------------------------
            25       225,954      225,954           271,980       271,980      272,205       272,205
              ---------------------------------------------------------------------------------------

Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 0.99%
c. No optional death benefits or living benefits elected
d. Annuity was issued on or after November 20, 2006
e. Surrender value assumes surrender 2 days before policy anniversary

Finally, we replace each table that depicts the days in which each annuity product would have the highest surrender value with the following:

In addition, the following charts indicate the days (measured from the Issue Date) in which each annuity product would have the highest Surrender Value amongst the products listed given the above assumptions.

              0% Gross Rate of Return (After November 20, 2006)

              ---------------------------- ------------------------- -------------------------- --------------------------
                                            Over 30 Years, days won                       Year                Actual Days
                                                         Total Days
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Optimum Four                                     1459                        4-5                  1460-1824
                                                                                           6-8                  1826-2919
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Optimum                                           578                          9                  2970-3284
                                                                                            10                  3387-3649
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Optimum Plus                                     8913                        1-4                     1-1459
                                                                                             5                       1825
                                                                                           8-9                  2920-2969
                                                                                          9-10                  3285-3386
                                                                                         10-30                 3650-10950
              ---------------------------- ------------------------- -------------------------- --------------------------

              6% Gross Rate of Return (After November 20, 2006)

              ---------------------------- ------------------------- -------------------------- --------------------------
                                            Over 30 Years, days won                       Year                Actual Days
                                                         Total Days
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Optimum Four                                      364                          6                  1826-2189
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Optimum                                           134                          9                  3273-3284
                                                                                            10                  3528-3649
              ---------------------------- ------------------------- -------------------------- --------------------------
              ---------------------------- ------------------------- -------------------------- --------------------------
              Optimum Plus                                     8472                        1-5                     1-1825
                                                                                           6-9                  2190-3272
                                                                                          9-10                  3285-3527
                                                                                         10-28                 3650-10950
              ---------------------------- ------------------------- -------------------------- --------------------------

4.       CHANGE WITH RESPECT TO CERTAIN PORTFOLIOS OF AMERICAN SKANDIA TRUST

In the "Investment Options" section of the prospectus, we make the following changes to the chart setting forth a brief description of each variable investment option, to reflect the following subadviser name change with respect to one of the variable investment options:

o        AST Small Cap Value Portfolio.  Salomon Brothers Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In the "Investment Options" section of each prospectus, we revise the investment objectives/policies section, and portfolio advisor/sub-advisor section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisors as well as revisions to non-fundamental investment policies:

     AST LSV International Value Portfolio.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Value Portfolio (formerly AST LSV International Value Portfolio):  seeks       LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable       Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of     Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

     AST William Blair International Growth Portfolio.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Growth Portfolio (formerly,AST William Blair International Growth              Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in           Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common      William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of   Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

5.  WE ADD THE FOLLOWING AS APPENDIX G:

Appendix G

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit
Fixed Rate Account.  Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your Annuity.  However, as discussed in the "Living Benefits" section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:
o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective
       Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is
       80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current Valuation Day.
o        r - the target ratio.
o        a - the factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.  The factors that we use currently are derived from the a2000 Individual Annuity
       Mortality Table with an assumed interest rate of 3%.  Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.
o        Q - age based factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.  The factor is currently set equal to 1.
o        V - the total value of all Permitted Sub-accounts in the Annuity.
o        F - the total value of all Benefit Fixed Rate Account allocations.
o        I - the income value prior to the first withdrawal.  The income value is equal to what the Highest Daily Annual Income
       Amount would be if the first withdrawal were taken on the date of calculation.  After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.
o        T - the amount of a transfer into or out of the Benefit Fixed Rate Account.
o        I% - annual income amount percentage.  This factor is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 5%

Target Value Calculation:
On each Valuation Day, a target value (L) is calculated, according to the following formula.  If the variable Account Value (V) is equal to zero, no calculation is necessary.

                  L = I * Q * a

Transfer Calculation:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

         Target Ratio r = (L - F) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.
o        If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate
         Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date  and is not changed for the life of the guarantee, determines the transfer amount:
     T ={Min(V, [L - F - V *  Ct] / (1-Ct))}                  T>0, Money moving from the Permitted Sub-accounts to the Benefit
                                                              Fixed Rate Account
     T ={Min(F, [L - F - V *  Ct] / (1-Ct))}                  T<0, Money moving from the Benefit Fixed Rate Account to the
                                                              Permitted Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one.
A table of values for "a" appears below.

Target Value Calculation:

L        = I * Q * a

         = 5000.67 * 1 * 15.34

         = 76,710.28

Target Ratio:

r         = (L - F) / V
         = (76,710.28 - 0) / 92,300.00

         = 83.11%

Since  r > Cu  ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T        = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

         = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}

         = { Min ( 92,300.00, 14,351.40 )}

         = 14,351.40

                                           Age 65 "a" Factors for Liability Calculations
                                           (in Years and Months since Benefit Effective Date)*

            Months
Years            1        2       3        4        5        6       7        8        9       10      11       12
        1    15.34    15.31   15.27    15.23    15.20    15.16   15.13    15.09    15.05    15.02   14.98    14.95
        2    14.91    14.87   14.84    14.80    14.76    14.73   14.69    14.66    14.62    14.58   14.55    14.51
        3    14.47    14.44   14.40    14.36    14.33    14.29   14.26    14.22    14.18    14.15   14.11    14.07
        4    14.04    14.00   13.96    13.93    13.89    13.85   13.82    13.78    13.74    13.71   13.67    13.63
        5    13.60    13.56   13.52    13.48    13.45    13.41   13.37    13.34    13.30    13.26   13.23    13.19
        6    13.15    13.12   13.08    13.04    13.00    12.97   12.93    12.89    12.86    12.82   12.78    12.75
        7    12.71    12.67   12.63    12.60    12.56    12.52   12.49    12.45    12.41    12.38   12.34    12.30
        8    12.26    12.23   12.19    12.15    12.12    12.08   12.04    12.01    11.97    11.93   11.90    11.86
        9    11.82    11.78   11.75    11.71    11.67    11.64   11.60    11.56    11.53    11.49   11.45    11.42
       10    11.38    11.34   11.31    11.27    11.23    11.20   11.16    11.12    11.09    11.05   11.01    10.98
       11    10.94    10.90   10.87    10.83    10.79    10.76   10.72    10.69    10.65    10.61   10.58    10.54
       12    10.50    10.47   10.43    10.40    10.36    10.32   10.29    10.25    10.21    10.18   10.14    10.11
       13    10.07    10.04   10.00     9.96     9.93     9.89    9.86     9.82     9.79     9.75    9.71     9.68
       14     9.64     9.61    9.57     9.54     9.50     9.47    9.43     9.40     9.36     9.33    9.29     9.26
       15     9.22     9.19    9.15     9.12     9.08     9.05    9.02     8.98     8.95     8.91    8.88     8.84
       16     8.81     8.77    8.74     8.71     8.67     8.64    8.60     8.57     8.54     8.50    8.47     8.44
       17     8.40     8.37    8.34     8.30     8.27     8.24    8.20     8.17     8.14     8.10    8.07     8.04
       18     8.00     7.97    7.94     7.91     7.88     7.84    7.81     7.78     7.75     7.71    7.68     7.65
       19     7.62     7.59    7.55     7.52     7.49     7.46    7.43     7.40     7.37     7.33    7.30     7.27
       20     7.24     7.21    7.18     7.15     7.12     7.09    7.06     7.03     7.00     6.97    6.94     6.91
       21     6.88     6.85    6.82     6.79     6.76     6.73    6.70     6.67     6.64     6.61    6.58     6.55
       22     6.52     6.50    6.47     6.44     6.41     6.38    6.36     6.33     6.30     6.27    6.24     6.22
       23     6.19     6.16    6.13     6.11     6.08     6.05    6.03     6.00     5.97     5.94    5.92     5.89
       24     5.86     5.84    5.81     5.79     5.76     5.74    5.71     5.69     5.66     5.63    5.61     5.58
       25     5.56     5.53    5.51     5.48     5.46     5.44    5.41     5.39     5.36     5.34    5.32     5.29
       26     5.27     5.24    5.22     5.20     5.18     5.15    5.13     5.11     5.08     5.06    5.04     5.01
       27     4.99     4.97    4.95     4.93     4.91     4.88    4.86     4.84     4.82     4.80    4.78     4.75
       28     4.73     4.71    4.69     4.67     4.65     4.63    4.61     4.59     4.57     4.55    4.53     4.51
       29     4.49     4.47    4.45     4.43     4.41     4.39    4.37     4.35     4.33     4.32    4.30     4.28
       30     4.26     4.24    4.22     4.20     4.18     4.17    4.15     4.13     4.11     4.09    4.07     4.06
       31     4.04     4.02    4.00     3.98     3.97     3.95    3.93     3.91     3.90     3.88    3.86     3.84
       32     3.83     3.81    3.79     3.78     3.76     3.74    3.72     3.71     3.69     3.67    3.66     3.64
       33     3.62     3.61    3.59     3.57     3.55     3.54    3.52     3.50     3.49     3.47    3.45     3.44
       34     3.42     3.40    3.39     3.37     3.35     3.34    3.32     3.30     3.29     3.27    3.25     3.24
       35     3.22     3.20    3.18     3.17     3.15     3.13    3.12     3.10     3.08     3.07    3.05     3.03
       36     3.02     3.00    2.98     2.96     2.95     2.93    2.91     2.90     2.88     2.86    2.85     2.83
       37     2.81     2.79    2.78     2.76     2.74     2.73    2.71     2.69     2.68     2.66    2.64     2.62
       38     2.61     2.59    2.57     2.56     2.54     2.52    2.51     2.49     2.47     2.45    2.44     2.42
       39     2.40     2.39    2.37     2.35     2.34     2.32    2.30     2.29     2.27     2.25    2.24     2.22
       40     2.20     2.19    2.17     2.15     2.14     2.12    2.11     2.09     2.07     2.06    2.04     2.02
       41     2.01     1.84    1.67     1.51     1.34     1.17    1.00     0.84     0.67     0.50    0.33     0.17
         * The values set forth in this table are applied to all ages.